UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22358

City National Rochdale Structured Claims Fixed Income Fund LLC
(Exact name of registrant as specified in charter)

400 Park Avenue
New York, NY 10022-4406
(Address of principal executive offices) (Zip code)

Don Andrews
400 Park Avenue
New York, NY 10022-4406
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2019

Item 1. Reports to Stockholders.

City National Rochdale Structured Claims Fixed Income Fund LLC
Annual Report
September 30, 2019

Dear Fellow Shareholders,

The City National Rochdale Structured Claims Fixed Income Fund (the "Fund") offers an opportunity for portfolio diversification through an investment in a pool of structured legal settlements with an investment objective that seeks safety of principal and above average current income. The Fund is collateralized by a note secured by cash flows from a diversified pool of annuities, purchased to cover structured legal settlements that have been acquired through a formal legal process from the claimants. Investment returns are generated by the interest income of cash flow payments received from each underlying annuity.

Optimism has returned to the equity markets with U.S. stocks rallying back to near record highs on the Fed’s continuing policy pivot, as well as better news regarding the U.S. – China trade dispute.  This is typical of late cycle investing where gains are harder fought as uncertainty surrounding policy, and mixed messages about the expansion’s sustainability, cause market sentiment to swing significantly.  We still have enough confidence in the economic outlook, and see sufficient scope for earnings improvement, to remain positive on the long running bull market.

However, we have taken the opportunity provided by recent market strength to modestly reduce risk in portfolios and have lowered the Fund’s allocation for U.S. equities to neutral weight.

The U.S. economic expansion is aging, economic and profit growth is becoming more challenging, and the risk of recession has risen.  Equity valuations also are beginning to look high, which is typical of the late cycle.  Though bear markets historically have rarely been linked to high valuations alone, they do create a higher perch from which to fall.  As the cycle matures and risks rise, we will continue to take steps to protect our clients’ capital.

In light of this, we believe the expected stability and known values of the Fund’s cash flows make the Fund an ideal fixed income investment for such uncertain times. Compared to equivalent fixed income securities, the yield from the Fund currently provides above average levels of current income with low volatility and strong credit quality. In addition, although we do not see inflation as a significant risk over the next 12 months, should it occur, a solid income producing investment like the Fund is likely to generate a relatively good yield, even after inflation.  The Fund’s strategy continues to collect cash flows as expected, and underlying market values of the asset pool are adjusted for the current interest rate environment.

Overall, the advantage of the Fund lies in preservation of principal, reliability of cash flows, and the high yield it brings to a portfolio. The Fund is backed by well-diversified, investment grade insurance companies, which are, in our view, highly secured. Furthermore, we believe during volatile equity market periods, such as the one we are currently experiencing, the addition of non-equity, non-traditional investments has the added benefit of providing significant diversification value to a portfolio.

Sincerely,

Garrett R. D’Alessandro, CFA, CAIA, AIF
Chief Executive Officer & President
City National Rochdale LLC

400 Park Avenue, New York, NY 10022-4406	(T) 212-702-3500	www.cnr.com

Important Disclosures

Performance quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. The most recent month-end performance can be obtained by calling 800-245-9800.

An investor should consider carefully the Fund’s investment objectives, risks, charges, and expenses. The Private Offering Memorandum contains this and other important information about the investment company, and it may be obtained by calling 800-245-9800. Please read it carefully before investing. CNR Securities LLC, 400 Park Avenue, New York, NY 10022, is a broker-dealer affiliated City National Rochdale LLC and serves as the distributor of the Fund.

The views expressed herein represent the opinions of City National Rochdale LLC and are subject to change without notice at any time. This information should not in any way be construed to be investment, financial, tax, or legal advice, or other professional advice or service, and should not be relied on in making any investment or other decisions. As with all investment strategies, there are risks associated with its implementation. Applicable risks include, but are not limited to, market risk, inflation risk, credit risk, and government policy risk. There is no guarantee that investment objectives will be met and the entire investment may be lost.

City National Rochdale Structured Claims Fixed Income Fund is considered a long term investment with limited liquidity and should not be invested in by investors whose objectives conflict with these characteristics. The limited liquidity of the Fund, due to the absence of a public market and a current investor’s limited transfer options to other investors, results in the lack of available market prices during the life of the Fund. Valuation will be provided as detailed in the Private Offering Memorandum and may be inaccurate and may also affect the value and expenses of the Fund. The Fund invests in a single issuer note, making it a non-diversified fund and more susceptible than a diversified fund to any single economic, financial, insurance industry, political or regulatory occurrence that may affect annuities, insurance companies or the Special Purpose Entity (“SPE”) structure. Performance and likelihood of future payments depend on factors such as the business standing of the SPE and its affiliates, the insurance companies, ratings of the insurer, federal and state regulation as well as human error during the transfer process.

400 Park Avenue, New York, NY 10022-4406	(T) 212-702-3500	www.cnr.com

City National Rochdale Structured Claims
Fixed Income Fund, LLC

Annual Report

September 30, 2019

City National Rochdale Structured Claims Fixed Income Fund, LLC

Annual Report

September 30, 2019

TABLE OF CONTENTS	Page

Report of Independent Registered Public Accounting Firm	1

Financial Statements

Statement of Net Assets	3
Statement of Operations	4
Statement of Changes in Members' Capital	5
Statement of Cash Flows	6
Notes to Financial Statements	7 - 17
Financial Highlights	15
Investment Breakdown	16

Manager and Officer Information

Additional Information

Approval of Investment Advisory Agreement

Notice of Privacy Principles

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Members of
City National Rochdale Structured Claims Fixed Income Fund, LLC

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of City National Rochdale Structured Claims Fixed Income Fund, LLC (the “Fund"), as of September 30, 2019, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, and the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30,  2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ EisnerAmper LLP

We have served as the auditor of one or more City National Rochdale investment companies since 2015.

EISNERAMPER LLP
Philadelphia, Pennsylvania
November 29, 2019

City National Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF NET ASSETS

September 30, 2019

ASSETS:

Investments in Securities: 101.3%

Promissory Note: 99.4%
Crescit Eundo Finance I, LLC Note, 8.10%, Series 2009-A,	$17,855,274
due February 15, 2040; (1) (2) at fair value (cost and par value $17,183,938) (3)

Short-Term Investment: 1.9%
First American Government Obligations Fund Cl. Z, 1.83% (4) (cost $336,115)	336,115

Total Investments in Securities (cost $17,520,053) (5)	18,191,389

Interest receivable	62,531
Prepaid expenses	3,430
Total assets	18,257,350

LIABILITIES:

Distribution payable	206,838
Payable to adviser	11,185
Payable to directors	380
Accured audit and tax fees payable	53,000
Accrued fund accounting and fund administration payable	20,352
Accrued expenses and other liabilities	8,701
Total liabilities	300,456

NET ASSETS	$17,956,894

ANALYSIS OF NET ASSETS

Paid in Capital	17,285,558
Unrealized Appreciation	671,336

TOTAL MEMBERS' CAPITAL	$17,956,894

Capital Units outstanding
(Unlimited number of Units authorized, no par value)	39,004

Net asset value price per Unit (Net assets/Units outstanding)	$460.38

(1)	Illiquid restricted security.
(2)	Fair valued by Valuation Committee as delegated by the Fund's Board of Managers.
(3)	Cost equals the principal amount of the note.
(4)	7-day yield.
(5)	Tax cost of investments is the same.

The accompanying notes are an integral part of these financial statements.

City National Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2019

INVESTMENT INCOME:

Interest Income	$1,530,932

EXPENSES:

Fund accounting and fund administration fees	84,894
Audit and tax fees	55,080
Advisory fees	49,342
Affiliated service fees	49,342
Legal fees	46,747
Custody fees	6,208
Insurance expense	1,771
Board of managers fees	940
Other	6,864

Total Expenses	301,188

Less expenses waived and reimbursed (see note 3)	(24,870)
Net Fund Expenses	276,318
Net Investment Income	1,254,614

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net change to fair value of promissory note	(79,001)

Net Increase in Members' Capital Resulting From Operations	$1,175,613

The accompanying notes are an integral part of these financial statements.

City National Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL

	Year Ended	Year Ended
	September 30, 2019	September 30, 2018

FROM OPERATIONS

Net investment income	$1,254,614	$1,479,402

Net change in fair value of promissory note	(79,001)	(198,188)

Net Increase in Members' Capital Resulting From Operations	1,175,613	1,281,214

Distributions to Members *	(1,283,642)	(1,490,507)

From return of capital	(3,365,452)	(2,481,589)

Total Distributions to Members	(4,649,094)	(3,972,096)

Net Decrease in Members' Capital	(3,473,481)	(2,690,882)

MEMBERS' CAPITAL

Beginning of year	21,430,375	24,121,257

End of year	$17,956,894	$21,430,375

* From net investment income.

The accompanying notes are an integral part of these financial statements.

City National Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF CASH FLOWS

For the Year Ended September 30, 2019

CASH FLOW FROM OPERATING ACTIVITIES

Net increase in members' capital resulting from operations	$1,175,613

Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:

Net change in fair value of promissory note	79,001
Principal repayment of note receivable	3,365,452
Purchases of money market investments	(5,309,029)
Redemptions of money market investments	5,363,081

Change in operating assets and liabilities:

Interest receivable	12,026
Prepaid expenses	237
Payable to Adviser	2,174
Payable to directors	(370)
Accrued expenses and other liabilities	14,100

Net cash provided by operating activities	4,702,285

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions	(4,702,285)

Net cash used in financing activities	(4,702,285)

Net change in cash and cash equivalents	-

CASH AND CASH EQUIVALENTS

Beginning of year	-

End of year	$-

Supplemental disclosure of non cash financing activities:

Decrease in distributions payable	(53,191)

The accompanying notes are an integral part of these financial statements.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

September 30, 2019

1.	Organization

City National Rochdale Structured Claims Fixed Income Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940 (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund’s investment objective is to seek a steady level of current income with low volatility through investment in promissory notes secured by interests in receivables from insurance companies related to structured settlements.

The Fund’s Board of Managers (the “Board”) is responsible for overseeing the management and business affairs of the Fund, including supervision of the duties performed by City National Rochdale LLC, which serves as the Fund’s investment adviser (the “Adviser”).

The units of the Fund are not registered under the Securities Act of 1933 (the “Securities Act”), and are offered in accordance with an exemption from registration afforded by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder. Each investor (“Member”) must certify that they are a qualified investor or an “accredited investor” as defined in Regulation D under the Securities Act, and must subscribe for a minimum initial investment in the Fund of $25,000. Brokers selling units may establish higher minimum investment requirements than the Fund and may independently charge transaction fees and additional amounts in return for their services, in addition to receiving a portion of the sales charge. The Fund is an illiquid investment, and no Member will have the right to require the Fund to redeem its units. The Fund commenced operations on February 24, 2010. The existence of the Fund is not expected to be perpetual, but will instead be self-liquidating as soon as reasonably practicable following the date on which the 8.10% Fixed Rate Note, Series 2009-A, which is represented by one certificate (the “Note”) issued by Crescit Eundo Finance I, LLC (the “Special Purpose Entity”) is fully paid or the Note is sold.

2.	Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund as an investment company.

Security Valuation

All investments are carried at fair value. The Fund invested substantially all of its investable assets in the Note. The equity in Crescit Eundo Finance I, LLC is held by a non-affiliated party. Market quotations are not readily available for the Note. The Note is valued using a fair value methodology adopted by the Board. The Board has delegated the responsibility for making day-to-day fair value determinations to the Adviser. The Adviser has formed an internal Fair Value Committee (the “Committee”) to monitor and implement the fair valuation process with respect to the Fund.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

September 30, 2019

The Note is issued by the Special Purpose Entity, which holds interests in a trust that owns a pool of receivables from various insurance companies (the “Annuity Providers”). The receivables are based on and secured by rights to payments pursuant to underlying settlement agreements of legal claims. Except in certain instances involving misrepresentations and warranties by the seller of the underlying settlement agreements, the Fund’s right to payment of the Note is secured by the Fund’s interests in the trust and its right to receivable payments.

A discounted cash flow analysis is used to determine the fair value of the Note on a monthly basis. All future cash inflows are estimated and discounted to arrive at the Note’s fair value. The inputs into the discounted cash flow model are discussed below.

The cash flow to the Fund generated by the Note is estimated based on the cash flows projected by the Annuity Providers at the time the Note was purchased by the Fund. The Committee will adjust such estimated cash flows, if necessary, based on the following types of information obtained by the Adviser:

- Information relating to the financial position of the Special Purpose Entity, the trust, and their affiliates.

- Information regarding the Annuity Providers (including the credit ratings of the Annuity Providers).

- Information regarding the cash flows underlying the settlement receivables from the Annuity Providers.

- The occurrence of any significant market or company specific event that may affect any of the foregoing, or the structured settlement industry.

The discount rate used in the analysis is computed as the total of (i) the current Barclays Capital US Investment Grade Credit Insurance Index (yield-to-worst) (the “Barclays Index”), plus (ii) a liquidity premium adjustment, plus (iii) a credit adjustment.

The liquidity premium adjustment is a factor meant to reflect the discount from the Barclays Index rate that would be used by the market in determining the value of the receivable payments from the Annuity Providers in connection with the sale or liquidation of the receivable payments. Based on historical experience, this factor will normally range from 2% to 4%. Upon acquisition of the Note, the initial liquidity premium adjustment was established at 2.25%. The 2.25% factor is adjusted monthly in the same proportion as the current level of the Barclays Index varies from 5.5%, which is the long-term average of the Barclays Index. As of September 30, 2019, the Barclays Index was 3.09% and the liquidity premium adjustment was 4.00%.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

September 30, 2019

The credit adjustment is a factor meant to reflect the discount that would be used by the market in determining the value of the receivable payments that the Fund is entitled to receive based on the nature and structure of the underlying settlement agreements. As of September 30, 2019, the Committee established the adjustment as 0.50%.

To the extent the receivables are not collected in a timely basis, or to the extent the trust is unable to secure collection, the Fund is exposed to credit risk from both the underlying Annuity Providers and the trust.

Cash and Cash Equivalents

Cash and cash equivalents are stated at face value and comprise cash on hand, deposits held on call with banks, and other short-term highly liquid investments that are readily convertible to cash and subject to an insignificant risk of change in value.

The fair value of the money market fund is the net asset value of the mutual fund investment which is calculated on a daily basis. The money market fund is registered and regulated by the SEC. The money market fund invests exclusively in short-term U.S. government securities. The money market fund provides for daily liquidity.

Fair Value Measurements

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources, and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

September 30, 2019

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments at September 30, 2019:

Investment	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Note	$-	$-	$17,855,274	$17,855,274
Money Market Fund	336,115	-	-	336,115
	$336,115	$-	$17,855,274	$18,191,389

There were no transfers in or out of any of the levels during the year ended September 30, 2019.
The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the year ended September 30, 2019:

Investment in Note
Balance, September 30, 2018	$21,299,727

Realized gain/(loss)	-
Change in unrealized fair value	(79,001)
Purchases	-
Principal paydowns	(3,365,452)

Balance, September 30, 2019	$17,855,274
Change in unrealized appreciation/ depreciation for Level 3 instrument held at September 30, 2019	$(79,001)

Quantitative Information about Level 3 Fair Value Measurements held in the Fund:

Investment Description	Fair Value at September 30, 2019	Valuation Technique	Unobservable Input	Range (Average) Value
Promissory Note	$17,855,274	Discounted Cash Flow	Discount Rate	7.47%-7.77% (7.61%)

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

September 30, 2019

An increase in the discount rate used would result in a lower fair value measurement.

Restricted securities include securities that have not been registered under the Securities Act, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are reported at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. At September 30, 2019, the Fund was invested in one restricted security, the Note, fair valued at $17,855,274 and constituting 99.4% of the Fund’s net assets, with a cost basis as of $17,183,938. The Note was acquired on February 24, 2010.

Investment Risk Factors

Investing in the Fund involves certain risks.  Set forth below is a summary of certain key investment risks related to the Fund’s investment activity.  Please see the Fund’s confidential private offering memorandum for a more complete discussion of these and other risks of investing in the Fund.

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the relationship between market price and yield. An increase in interest rates will tend to reduce the market value of previously issued fixed income investments.

Liquidity Risk: Liquidity risk refers to the risk that an investment cannot be bought or sold quickly enough to prevent or minimize loss to the Fund due to the lack of an active market.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Realized and unrealized gains and losses are included in the determination of income.

Fund Expenses

The Fund bears expenses incurred in its business. The expenses of the Fund include, but are not limited to, the following: management fees; legal fees; accounting and auditing fees; custody fees; costs of computing the Fund’s net asset value; expenses of preparing, printing, and filing reports and other documents with government agencies; expenses of Members’ and Board meetings; Member record keeping and Member account services, fees, and disbursements; insurance premiums; fees for investor services; and other types of expenses as may be approved from time to time by the Board.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

September 30, 2019

Federal Income Taxes

The Fund’s tax year end is December 31. The Fund intends to be treated as a partnership for U.S. Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Therefore, no federal income tax provision is reflected in the accompanying financial statements.

The Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes the effect of tax positions when they are more likely than not of being sustained. The Fund has concluded that there is no impact on the Fund’s net assets or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns. These standards require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. During the year ended September 30, 2019, distributions in the amount of $1,283,642 and $3,365,452 were, for tax purposes, ordinary income and return of capital, respectively.

Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in its financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of net assets. Management has evaluated subsequent events from the statement of net assets date through the date at which the financial statements were available to be issued and determined that there are no items to disclose.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

3.	Investment Management and Other Transactions with Affiliates

The Fund has an investment management agreement with the Adviser. The Adviser is responsible for providing investment advisory management and certain administrative services to the Fund, and maintaining relations with the service providers to the Fund.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

September 30, 2019

The Fund will pay the Adviser an investment management fee at an annual rate equal to 0.25% of the Fund’s net assets computed at each month end. The investment management fee is accrued and paid monthly. The Adviser has contractually agreed to waive and/or reimburse the Fund’s expenses to the extent needed to limit the Fund’s annual operating expenses to 1.40% of net assets, excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, including litigation of any kind, nonperformance of the assets underlying the Note or costs associated with investment losses and/or impairment of collateral underlying the Note.  The term of the agreement is renewed annually for a one-year period from the date the agreement would otherwise terminate. To the extent that the Adviser reimburses or absorbs fees and expenses, it may seek reimbursement of such amounts no later than the end of the third fiscal year following the year to which the subsidy relates, if the aggregate expenses for that period do not exceed the expense cap in effect at the time the subsidies were incurred or any more restrictive limitation to which the Adviser has agreed. The Board must approve any such reimbursement to the Adviser. During the year ended September 30, 2019, the Adviser waived $24,870 of fees and expenses, which may be recouped by the Adviser no later than September 30, 2022. No accrual has been made for such contingent liability because of the uncertainty of he reimbursement of the Fund.

The Board of Managers were paid $940 for their services and reimbursement of travel expenses during the year ended September 30, 2019.

4.   Distribution to Members

The Fund intends to make distributions to Members on a monthly basis in aggregate amounts representing substantially all of its net investment income, if any, during the year. The Fund also intends to distribute monthly proceeds from any principal paydowns on the Note, which will be designated as a return of capital to Members. Although the Fund does not expect to realize long-term capital gains except under extraordinary circumstances (such as the sale of all or a substantial portion of the Note), if it does earn such gains, they will be paid out once each year (unless otherwise permitted by the 1940 Act). The Fund will make distributions only if authorized by the Board and declared by the Fund out of assets legally available for these distributions.

5.  Investment Transactions

For the year ended September 30, 2019, excluding short-term securities and U.S. Government securities, the principal repayments on the Note were $3,365,452. There were no purchases or sales of U.S. Government securities during the year ended September 30, 2019.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

September 30, 2019

6.   Services Arrangement

The Adviser provides certain oversight and other services to the Fund pursuant to a separate services agreement. For these services, the Fund pays a service fee to the Adviser at an annual rate of 0.25% of the Fund’s net assets, computed at each month end, before giving effect to any repurchases of units by the Fund. Under the services agreement, services provided include, but are not limited to, (i) coordinating the activities of the Fund and all other service providers; (ii) making available appropriate individuals to serve as executive officers of the Fund, upon designation as such by the Board, including a Chief Executive Officer and Chief Financial Officer; (iii) subject to Board approval and as contemplated by Rule 38a-1 under the 1940 Act, furnishing the Fund with an  individual qualified to serve as the Fund’s Chief Compliance Officer and providing such individual with the support staff and resources necessary to carry out the duties of such office; and (iv) performing such other services for the Fund as may be mutually agreed upon by the parties from time to time.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Financial Highlights

	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30, 2019		September 30, 2018	September 30, 2017		September 30, 2016		September 30, 2015

Net Asset Value, beginning of year	$549.44		$618.43	$679.47		$765.56		$827.20

Income from investment operations:

Net investment income	32.17		37.93	42.07		45.85		51.50

Net unrealized gain/(loss) on	(2.04)		(5.09)	(2.50)		(5.35)		(4.13)
promissory note

Total from investment operations	30.13		32.84	39.57		40.50		47.37

Less Distributions:

From net investment income	(32.91)		(38.21)	(41.94)		(47.18)		(51.42)

From return on capital	(86.28)		(63.62)	(58.67)		(79.41)		(57.59)

Total distributions	(119.19)		(101.83)	(100.61)		(126.59)		(109.01)

Net asset value, end of year	$460.38		$549.44	$618.43		$679.47		$765.56

TOTAL RETURN - NET	6.17%		5.72%	6.30%		5.69%		6.12%

RATIOS/SUPPLEMENTAL DATA

Members' Capital, end of period ($000's)	$17,957		$21,430	$24,121		$26,502		$29,605

Portfolio Turnover	0.00%		0.00%	0.00%		0.00%		0.00%

Ratio of Net Investment Income
to Average Net Assets:	6.36%		6.44%	6.50%		6.29%		6.40%

Ratio of Gross Expenses
to Average Net Assets:	1.53%		1.30%	1.18%		1.43%		1.20%

Ratio of Net Expenses
to Average Net Assets:	1.40%	(2)	1.30%	1.21%	(1)	1.40%	(2)	1.20%

(1) Rate was determined after taking into account recoupments of expenses previously waived and reimbursed by the adviser (see note 3).
(2) Rate was determined after taking into account expenses waived and reimbursed by the adviser (see note 3).

Total return is calculated for all Members taken as a whole.

The expense ratios are calculated for all Members taken as a whole.

The accompanying notes are an integral part of these financial statements.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Investment Breakdown
(as a % of Total Investments)

September 30, 2019

The accompanying notes are an integral part of these financial statements.

MANAGERS AND OFFICERS OF THE FUND

The Managers of the Fund, who were elected by the shareholders of the Fund, are responsible for the overall management of the Fund, including, general supervision and review of the investment activities of the Fund. The Managers, in turn, elect the officers of the Fund, who are responsible for administering the day to day operations of the Fund. The current Managers and Officers, their affiliations and principal occupations for the past five years are set forth below. The Statement of Additional Information includes information about the Managers and is available, without charge, by calling 1-866-209-1967.

Independent Board Members

Name Address Age	Position with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation for the Past Five Years	# of Funds in Fund Complex(2) Overseen by Manager	Other Directorships Held by Manager
Daniel A. Hanwacker 400 Park Avenue New York, NY 10022 Age: 67	Manager	Since 2013	CEO and President, Hanwacker Associates, Inc. (asset management consulting and executive search services) (2001- present). Managing Director - Asset Management, Putnam Lovell Securities (2000-2001). Co-Founding Partner, Constellation Financial Management, Co., LLC (1995- 2000).	17
Jon C. Hunt 400 Park Avenue New York, NY 10022 Age: 67	Manager	Since 2013	Retired (March 2013 to present). Consultant to Management, Convergent Capital Management, LLC (“CCM”) (July 2012 to March 2013). Managing Director and Chief Operating Officer, CCM (1998 - June 2012).	17

Advisor’s Inner Circle Fund III (February 2014 – present; Winton Series Trust and Winton Diversified Opportunities Fund, Lead Independent Trustee (January 2015 – 2018); Gallery Trust (2016 – present); Schroder Series Trust and Schroder Global Series Trust, Lead Independent Trustee (2017 – present)

Vernon C. Kozlen 400 Park Avenue New York, NY 10022 Age: 75	Manager	Since 2007	Retired (2007- present). President and Chief Executive Officer, City National Rochdale Funds (2000-2007). Executive Vice President and Director of Asset Management Development, City National Bank (“CNB”) (1996- 2007). Director, Reed, Conner & Birdwell LLC (2000-2007), and Convergent Capital Management, LLC (2003-2007). Chairman of the Board, City National Asset Management, Inc. (2001-2005). Chairman of the Board, City National Securities, Inc. (1999-2005). Director, City National Asset Management, Inc. (2001-2006), and City National Securities, Inc. (1999-2006).	17	Windermere Jupiter Fund, LLC (3)

Jay C. Nadel 400 Park Avenue New York, NY 10022 Age: 60	Manager Chairman	Since 2013 Since 2019	Financial Services Consultant (2005 - present). Executive Vice President, Bank of New York Broker-Dealer and Member of the Operating Committee (2002-2004). Weiss, Peck & Greer, Partner, Managing Director and Chair of the Operations Committee (1986-2001).	17

Advisor’s Inner Circle Fund III (2016 – present); Winton Series Trust and Winton Diversified Opportunities Fund (2016 – 2018); Gallery Trust (2016 – present); Schroder Series Trust and Schroder Global Series Trust, Independent Trustee (2017 – present)

James Wolford 400 Park Avenue New York, NY 10022 Age: 64	Manager	Since 1999

Chief Executive Officer of Corinthian Development Company (December 2013 – present). President, Chief Operating Officer and Chief Financial Officer, Thompson National Properties (March 2011-December 2013). Chief Financial Officer, Pacific Office Properties, a real estate investment trust (April 2010-March 2011). Chief Financial Officer, Bixby Land Company, a real estate company (2004-March 2010). Regional Financial Officer, AIMCO, a real estate investment trust (2004). Chief Financial Officer, DBM Group, a direct mail marketing company (2001-2004). Senior Vice President and Chief Operating Officer, Forecast Commercial Real Estate Service, Inc. (2000-2001). Senior Vice President and Chief Financial Officer, Bixby Ranch Company (1985-2000).
				17	None

Interested Board Member

Andrew S Clare (4) 400 Park Avenue New York, NY 10022 Age: 73	Manager	Since 2013	Attorney and partner, Loeb & Loeb LLP, a law firm (1972-present).	17	None

(1)	The Trustees serve for terms of office as follows:

Name of Trustee	End of Term of Office
Vernon C. Kozlen	December 31, 2020
James Wolford	March 29, 2023
Andrew S. Clare	December 31, 2020*
Daniel A. Hanwacker	March 29, 2023
Jon C. Hunt	March 29, 2023
Jay C. Nadel	March 29, 2023

    * Subject to extension by the Board for up to two years.

(2)
“Fund complex” is defined as two or more registered investment companies that hold themselves out to investors as related companies or have a common investment adviser or affiliated investment advisers and in this case includes series of City National Rochdale Funds as well as the following registered closed-end funds: City National Rochdale High Yield Alternative Strategies Master Fund LLC, City National Rochdale High Yield Alternative Strategies Fund LLC, City National Rochdale High Yield Alternative Strategies Fund TEI LLC, City National Rochdale Structured Claims Fixed Income Fund LLC, City National Rochdale Select Strategies Fund, and City National Rochdale Strategic Credit Fund.

(3)	Convergent Wealth Advisors, LLC, which is under common control with CNB, serves as investment adviser to Windermere Jupiter Fund, LLC, which is a private investment fund.
(4)	Mr. Clare is an “interested person” of the Trust, as defined in the 1940 Act, by virtue of the provision of significant legal services by him and his law firm to CNB.

Officers of the Fund

Name Address Age	Position(s) with the Fund	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Garrett R. D’Alessandro City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 61	President and Chief Executive Officer	Since Inception

Chief Executive Officer, City National Rochdale (1986 – present); Chief Investment Officer, City National Rochdale (2016 – 2018); President and Chief Executive Officer, City National Rochdale Funds (2013 – present).

Don Andrews City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 60	Vice President; Interim Chief Compliance Officer (“CCO”); Anti-Money Laundering	Since 2019

Interim CCO, City National Rochdale (2019 – present); Senior Vice President and CCO, CityNational Bank Wealth Management Division (2019 – present); Interim CCO, City NationalRochdale Strategic Credit Fund, City National Rochdale High Yield Alternative StrategiesMaster Fund LLC, City National Rochdale High Yield Alternative Strategies Fund LLC, CityNational Rochdale High Yield Alternative Strategies Fund TEI LLC, and City National Rochdale Structured Claims Fixed Income Fund LLC (2019 – present); Global Practice Leader for Risk and Compliance, Reed Smith (2017 – 2019); Co-Head of Risk and Compliance, Venable (2015 – 2017); CCO and CRO, Bessemer Trust (2002 – 2015).

Mitchell Cepler City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 36	Treasurer and Chief Financial Officer	Since 2015	Vice President and Assistant Treasurer, City National Rochdale Funds (2015 – present); Group Finance Manager, City National Rochdale (2011 – present).
Kurt Hawkesworth City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 47	Secretary	Since 2010	Vice President and Secretary, City National Rochdale Funds (2013 – present); Chief Operating Officer, City National Rochdale (2003 – present).
Anthony Sozio City National Rochdale, LLC 400 Park Avenue New York, NY 10022 Age: 47	Assistant Secretary	Since 2013	Vice President and Assistant Secretary, City National Rochdale Funds (2013 – present); Assistant Vice President of Registered Fund Operations (City National Rochdale (1998 – present).

(1)	Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Additional Information

Proxy Voting Policies and Procedures

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities without charge, upon request, by contacting the Fund directly at 1-800-245-9888; or on the EDGAR Database on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings are available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

The Board of Managers (the “Board”) of City National Rochdale Structured Claims Fixed Income Fund LLC (the “Fund”) is comprised of six Managers, five of whom are independent of the Fund’s investment adviser (the “Independent Managers”). During the six months ended September 30, 2019, the Board and the Independent Managers approved renewal of the Fund’s advisory agreement (the “Agreement”) with City National Rochdale, LLC (the “Adviser”), as described below.

General Information

The following information summarizes the Board’s considerations associated with its review of the Agreement. In connection with its deliberations, the Board considered such information and factors as the Board members believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the various services performed by the Adviser. In considering these matters, the Independent Managers discussed the approval of the Agreement with management and in private sessions with their independent counsel at which no representatives of the Adviser were present.

The Board reviewed extensive materials regarding investment results of the Adviser with respect to the Fund, advisory fee and expense comparisons, financial information with respect to the Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing various services to the Fund. The Board also took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to renew the Agreement, the Board and the Independent Managers did not identify a single factor as controlling and this summary does not describe all of the matters considered.  In addition, each Board member did not necessarily attribute the same weight to each matter.  However, the Board and the Independent Managers concluded that each of the various factors referred to below favored such approval.

Nature, Extent and Quality of Services

In reviewing the services provided by the Adviser to the Fund, the Board considered a variety of matters, including the background, education and experience of the Adviser’s personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization.  The Board also took into account the experience, capability and integrity of the Adviser’s senior management; its investment philosophy and processes; its portfolio trading and soft dollar practices; its commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements; and its disaster recovery, cybersecurity and contingency planning practices.  The Board found all of these matters to be satisfactory.

Investment Performance

The Board assessed the performance of the Fund compared with its benchmark index for the one-, three- and five-year and since inception periods ended December 31, 2018.  The Board members observed that the annualized total returns of the Fund for the one-, three-, and five-year and since inception periods were higher than the returns of the Fund’s benchmark, the Barclays Intermediate Aggregate Bond Index plus 300 basis points. The Board noted the Adviser’s observation that the Fund’s underlying amortizing note continued to make all scheduled payments of principal and interest as expected, and concluded that the Adviser continued to provide high quality management and oversight services to the Fund.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the advisory fee charged by the Adviser to the Fund and the total expenses of the Fund (as a percentage of average annual net assets).  The Board noted that it was difficult to gather a peer group for comparison due to the unique investment strategy of the Fund and lack of public information regarding the Fund’s competitors.  The Board reviewed fee and expense information from a broad sample of similarly structured closed-end funds and private funds with alternative investment strategies compiled by U.S. Bank Global Fund Services, the Fund’s administrator (the “Administrator”), in consultation with the Adviser, using data from Morningstar, Inc.

The Board observed that the Fund, which has an annual advisory fee rate of 0.25%, compared favorably to a sample of 506 peer alternative investment funds, which had a median advisory fee rate of 1.49%.  The Board noted that the Adviser does not manage assets of any other clients that have similar investment objectives and policies as those of the Fund, and therefore they did not have a basis to compare the Fund’s advisory fee with advisory fees charged by the Adviser to other comparable client accounts.  The Board also noted that any net advisory fees retained by the Adviser with respect to the Fund are rebated to shareholders investing in the Fund through separate accounts managed by the Adviser.

The Board next considered the total expense ratio of the Fund compared with those of a peer sample of 44 alternative investment funds that voluntarily report their annual net expense ratios. The Board members noted that the total expense ratio of the Fund (1.40%) was below the 1.46% mean expense ratio but above the 1.22% median expense ratio of the peer group. The Board recognized that the current size of the Fund impacted the ratio.

The Board concluded that the advisory fee charged by the Adviser to the Fund was fair and reasonable in relation to the value of services provided, and that the total expenses of the Fund continued to be reasonable in light of the services provided.

Profitability, Benefits to the Adviser and Economies of Scale

The Board considered information prepared by the Adviser relating to its costs and profits with respect to the Fund.  In doing so, the Board recognized the competitiveness of the registered fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability.  Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board concluded that the profit of the Adviser from its relationship with the Fund was reasonable.

The Board also considered the benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund (other than investment advisory fee paid to the Adviser) including fees paid to the Adviser and its affiliate, CNR Securities, LLC, for providing distribution services to the Fund; benefits to the Adviser’s general wealth management business as a result of the availability of the Fund to its customers; and the intangible benefits of the Adviser’s association with the Fund.

In addition, the Board considered potential economies of scale realized by the Adviser as the Fund grows and how any such economies are shared with the Fund. The Board noted the Adviser’s explanation that it shares any economies of scale with Fund shareholders through means other than breakpoints, such as expense caps, fee waivers and investments in its business. Based on this explanation, the Board concluded that although there were no advisory fee breakpoints, the existing fee structure of the Fund reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that it will have the opportunity to periodically reexamine the appropriateness of the advisory fee payable to the Adviser in light of any economies of scale experienced in the future.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Managers concluded that the compensation payable to the Adviser with respect to the Fund pursuant to the Agreement with the Fund is fair and reasonable in light of the nature and quality of the services being provided by it to the Fund and its shareholders, and that renewal of the Agreement was in the best interest of the Fund and its shareholders.

NOTICE OF PRIVACY PRINCIPLES

The City National Rochdale funds and their affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. The funds have adopted a Privacy Policy to guide our conduct when we collect, use, maintain or release nonpublic personal information from our shareholders and prospective shareholders. Certain information regarding the Privacy Policy is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. A fund may obtain nonpublic personal information from and about its shareholders and prospective shareholders from different sources, including the following: (i) information we receive from shareholders and prospective shareholders directly or through their financial intermediaries, on subscription agreements, forms or other documents; (ii) information about shareholder transactions with the fund, its affiliates, or others; (iii) information about a shareholder’s transactions with nonaffiliated third parties; (iv) information from or about a shareholder collected online; and (v) information we receive from a consumer reporting agency. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to, among other things, understand and better meet their financial needs and requests, administer and maintain their accounts, provide them with our products and services, anticipate their future needs, protect them and us from fraud or unauthorized transactions, and meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues and applicable affiliates to limit the availability of all shareholder information within their respective organizations to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

We generally limit our disclosure of nonpublic personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction or a shareholder request for a product or service; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

We maintain physical, electronic, and procedural safeguards that are designed to guard all shareholder information. In addition, we educate all our colleagues about the Privacy Policy and their obligations to maintain confidentiality and privacy of shareholder information as summarized in this Notice and we take appropriate disciplinary measures to enforce these obligations.

A full copy of the funds’ Privacy Policy is available upon request from the fund. Should you have any questions regarding the Privacy Policy, please contact your investment professional or the funds at (888) 889-0799.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of managers has determined that there is one audit committee financial expert serving on its audit committee. James Wolford is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2019	FYE 9/30/2018
Audit Fees	$39,000	$39,000
Audit-Related Fees	$0	$0
Tax Fees	$11,500	$11,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by EisnerAmper LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2019	FYE 9/30/2018
Audit-Related Fees	0.0%	0.0%
Tax Fees	0.0%	0.0%
All Other Fees	0.0%	0.0%

All of the principal accountant hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2019	FYE 9/30/2018
Registrant	$11,500	$11,500
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable since the Fund invests exclusively in non-voting securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides information as of September 30, 2019:

PORTFOLIO MANAGER DISCLOSURE

List of Portfolio Managers and Biographical Information

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Garrett R. D’Alessandro	Chief Executive Officer	Since Inception	President, Chief Executive Officer, Chief Investment Officer.	Directs portfolio management strategies and investment research efforts and determines companies that satisfy the firm’s criteria for inclusion in client portfolios.

Name	Number of Registered Investment Companies Managed and Total Assets for Such Accounts (Including The Trust)	Beneficial Ownership of Equity Securities In Trust	Number of Other Pooled Investment Vehicles Managed and Total Assets for Such Accounts	Number of Other Accounts Managed and Total Assets For Such Accounts
Garrett R. D’Alessandro	3, $3,544 million	$0	0, $0	0, $0

Mr. D’Alessandro receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. D’Alessandro is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. D’Alessandro owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of managers.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale Structured Claims Fixed Income Fund LLC

By (Signature and Title)* /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date  December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date  December 4, 2019

By (Signature and Title)*  /s/ Mitchell Cepler
Mitchell Cepler, Treasurer

Date  December 4, 2019

* Print the name and title of each signing officer under his or her signature.